SCHEDULE OF DEBT REPAYMENT (Details) (Parenthetical)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Debt instrument repayment term	5 years	5 years